Document and Entity Information	Oct. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2021
Entity Registrant Name	REYNOLDS CONSUMER PRODUCTS INC.
Entity Central Index Key	0001786431
Entity Emerging Growth Company	false
Entity File Number	001-39205
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3464426
Entity Address, Address Line One	1900 W. Field Court
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	800
Local Phone Number	879-5067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	REYN
Security Exchange Name	NASDAQ